Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
Jun. 30, 2022 shares $ / shares
NUMBER OF OPTIONS
Outstanding, beginning of period (in shares) | shares	10,778,724
Exercised (in shares) | shares	(2,910,716)
Forfeited (in shares) | shares	(23,624)
Outstanding, end of period (in shares) | shares	7,844,384
Exercisable, end of period (in shares) | shares	4,581,464
WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, beginning of period (CAD per share)	$ 60
Exercised (CAD per share)	58
Forfeited (CAD per share)	65
Outstanding, end of period (CAD per share)	61
Exercisable, end of period (CAD per share)	58
Weighted average share price, share options exercised (CAD per share)	$ 69